Cash and Restricted Cash	9 Months Ended
Dec. 31, 2024
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Cash and Restricted Cash
12.	CASH AND RESTRICTED CASH
At December 31, 2024, the Company had $266.9 million of cash (March 31, 2024 – $97.9 million) and restricted cash of $0.1 million (March 31, 2024 – $3.9 million). Restricted cash was held to provide collateral for letters of credit and other obligations of the Company at both December 31, 2024 and March 31, 2024.